Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2025	Sep. 30, 2024
Class A ordinary shares
Ordinary Shares par value (in Dollars per share)	[1],[2]	$ 0.00003	$ 0.00003
Ordinary shares, shares authorized (in Shares)	[1],[2]	30,000,000,000	30,000,000,000
Ordinary shares, shares issued (in Shares)	[1],[2]	25,844,079	1,410,001
Ordinary shares, shares outstanding (in Shares)	[1],[2]	25,844,079	1,410,001
Class B ordinary shares
Ordinary Shares par value (in Dollars per share)		$ 0.00003	$ 0.00003
Ordinary shares, shares authorized (in Shares)		4,000,000,000	4,000,000,000
Ordinary shares, shares issued (in Shares)		3,723,975	848,203
Ordinary shares, shares outstanding (in Shares)		3,723,975	848,203

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).
[2]	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12).